RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 0.0	$ 0.0
Restricted Cash	34.0	$ 38.0
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	727.9
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 166.2